Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and equipment

Note 3 – Property and equipment

Property and equipment consisted of the following as of:

	June 30, 2021	December 31, 2020
Website and software development	$37,922,840	$33,894,207
Furniture and fixtures	850,511	843,575
Computers and electronics	956,101	696,684
Vehicles	430,162	430,162
Leasehold improvements	237,190	219,757
Video and equipment	176,903	176,903
Total - Gross	40,573,707	36,261,288
Less: accumulated depreciation	(28,384,282)	(24,790,928)
Total - Net	$12,189,425	$11,470,360

Property and equipment included the following amounts for assets recorded under capital leases.

	June 30, 2021	December 31, 2020
Gross value at cost	$303,230	$303,230
Less: accumulated depreciation	(280,790)	(269,382)
Net	$22,440	$33,848

Depreciation of property and equipment for the three months ended June 30, 2021 and 2020 amounted to $1,819,581 and $1,783,415, respectively and for the six months ended June 30, 2021 and 2020 amounted to $3,593,354 and $3,308,098, respectively.

Note 3 – Property and Equipment

Property and equipment consisted of the following as of:

	December 31,
	2020	2019
Website and software development	$33,894,207	$26,611,163
Furniture and fixtures	843,575	843,576
Computers and electronics	696,684	677,943
Vehicles	430,162	467,463
Leasehold improvements	219,757	219,757
Video and equipment	176,903	176,903
Total - Gross	36,261,288	28,996,805
Less: accumulated depreciation	(24,790,928)	(17,976,024)
Total - Net	$11,470,360	$11,020,781

Property and equipment included the following amounts for assets recorded under capital leases.

	December 31,
	2020	2019
Gross value at cost	$303,230	$343,433
Less: accumulated depreciation	(269,382)	(278,087)
Net	$33,848	$65,346

Depreciation of property and equipment for the years ended December 31, 2020 and 2019 amounted to $6,859,237 and $5,847,413, respectively.